Subsequent events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

16 Subsequent events

Except as noted below, the Company has assessed all events of transactions that occurred after June 30, 2024 through the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On August 16, 2024, the Ministry of Health (MOH) has directed Manadr Clinic @Citygate, owned by Manadr Clinic Pte. Ltd., (one of the many clinics hosted by Manadr Platform), to temporarily suspend the provision of outpatient medical services via teleconsultation, effective from August 16, 2024 (the “Suspension”). The Suspension is in accordance with the Healthcare Services Act (HCSA), section 39(1)(a), and it will remain in place until further notice.

The Company is cooperating fully with the MOH to provide any information required, while also taking steps to strengthen its internal processes and governance. While this situation poses temporary challenges especially to its financial performance, the Company is closely monitoring developments of the event. Previously in August 2024, the management team of the Company conducted an initial assessment on the impact of the Suspension and considered it immaterial and it will not materially adversely affect the Company’s results of operation and financial condition. The management team conducted a followed up assessment on the impact of the Suspension and estimated that it will lead to a drop of approximately 50% to 55% in the number of teleconsultation cases up to the date that these consolidated financial statements are available to be issued.

On September 18, 2024, the Company has amended its previously adopted 2023 Employee Incentive Plan to expand the number of Class A ordinary shares of the Company available for the granting of awards, effective October 7, 2024. Pursuant to the amendment, the maximum aggregate number of Class A ordinary shares of the Company authorized for issuance each financial year under the 2023 Employee Incentive Plan shall increase to a number equal to 15% of the total number of issued and outstanding Class A ordinary shares of the Company.

Item 19. EXHIBITS

EXHIBIT INDEX

Exhibit No.	Description
1.1	Amended and Restated Memorandum and Articles of Association of the Registrant, as currently in effect (1)
2.1	Specimen Share Certificate(1)
2.2	Description of Securities (incorporated herein by reference to the section titled “Description of Share Capital” in the Registrant’s registration statement on Form F-1 (File No. 333-277254)), originally filed with the Securities and Exchange Commission on February 22, 2024, as amended, including any form of prospectus contained therein pursuant to Rule 424(b) under the Securities Act of 1933 and (ii) the Registrant’s registration statement on Form 8-A, filed with the Securities and Exchange Commission on March 25, 2024)
4.1	2023 Employee Incentive Plan (1)
4.2	Amendment to Mobile-health Network Solutions 2023 Employee Incentive Plan.(2)
4.3	Partnership Agreement between Manadr Pte Ltd and five other clinics (1)
4.4	Medical Service Agreement, dated April 5, 2023(1)
11.1	Code of Business Conduct and Ethics of the Registrant(1)
12.1**	Certification of Chief Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
12.2**	Certification of Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
13.1**	Certification of Chief Executive Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
13.2**	Certification of Chief Financial Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
19.1*	Insider Trading Policy
21.1*	List of subsidiaries of the Registrant
23.1*	Consent of JWF Assurance PAC
23.2*	Consent of Simon & Edward, LLP
97.1*	Clawback Policy
101.INS*	Inline XBRL Instance Document
101.SCH*	Inline XBRL Taxonomy Extension Schema Document
101.CAL*	Inline XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF*	Inline XBRL Taxonomy Extension Definition Linkbase Document
101.LAB*	Inline XBRL Taxonomy Extension Label Linkbase Document
101.PRE*	Inline XBRL Taxonomy Extension Presentation Linkbase Document
104*	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101)

*	Filed with this annual report on Form 20-F
**	Furnished with this annual report on Form 20-F

(1)	Incorporated herein by reference to Amendment No. 2 to our Registration Statement on Form F-1 (File No. 333-277254), as amended, initially filed with the SEC on February 22, 2024.
(2)	Incorporated herein by reference to Exhibit 99.1 on Form 6-K (File No. 001-41990), filed with the SEC on September 20, 2024.

SIGNATURES

The registrant hereby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this annual report on its behalf.

MOBILE-HEALTH NETWORK SOLUTIONS

	By:	/s/ Siaw Tung Yeng
Siaw Tung Yeng
Co-Chief Executive Officer and Director
(Principal Executive Officer)

Date: October 23, 2024